Expense Example - AB Equity Premium Income ETF - AB Equity Premium Income ETF	Aug. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113